Registration No. 33-63212

                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /__/

         Pre-Effective Amendment No. __                               /__/


         Post-Effective Amendment No. 9                               /X/


                                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
         OF 1940                                                      /__/


         Amendment No. 11                                             /X/


                 (Check appropriate box or boxes.)

JANUS ASPEN SERIES
(Exact Name of Registrant as Specified in Charter)

100 Fillmore Street, Denver, Colorado 80206-9916
Address of Principal Executive Offices    (Zip Code)

Registrant's Telephone No., including Area Code:    303-333-3863

David C. Tucker - 100 Fillmore Street, Denver, Colorado 80206-9916 (Name and Address of Agent for Service)


Approximate Date of Proposed Offering:  October 24, 1996


It is proposed that this filing will become effective (check appropriate line):


          X    immediately  upon filing pursuant to paragraph (b) of Rule 485.
          X    on October 24, 1996, pursuant to paragraph (b) of Rule 485.
         ___   60 days after filing pursuant to paragraph (a)(1) of Rule 485.
         ___   on (date) pursuant to paragraph (a)(1) of Rule 485.
         ___   75 days after filing pursuant to paragraph (a)(2) of Rule 485.
         ___   on May 1, 1996, pursuant to paragraph (a)(2) of Rule 485.


Registrant has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2(a) and filed a Rule 24f-2 Notice on February 28, 1996, for the fiscal year ended December 31, 1995, with respect to all of its series in existence as of December 31, 1995.

                             JANUS ASPEN SERIES
                           (High-Yield Portfolio)
                            Cross Reference Sheet
                   Between the Prospectus and Statement of
                  Additional Information and Form N-1A Item
              (Cross Reference Sheets for other Series of Janus
            Aspen Series are included in previous post-effective
                     amendments related to those series)



FORM N-1A ITEM

PART A                                  CAPTION IN PROSPECTUS

1.   Cover Page                         Cover Page

2.   Synopsis                           Cover Page


3.   Condensed Financial                Financial Highlights; Performance
     Information

4.   General Description of             The Porfolio's Investment Objectives and
     Registrant                         Policies; Other Information; Appendix A
                                        - Glossary of Investment Terms; Appendix
                                        B - Explanation of Rating Categories

5.   Management of the Fund             Investment Adviser; Other Information

5A.  Management's Discussion            Not Applicable
     of Fund Performance


6.   Capital Stock and Other            Distributions  and Taxes;  Shareholder's
     Securities                         Guide

7.   Purchase of Securities             Shareholder's Guide
     Being Offered

8.   Redemption or Repurchase           Shareholder's Guide

9.   Pending Legal Proceedings          Not Applicable

PART B                                  CAPTION IN STATEMENT OF ADDITIONAL
                                        INFORMATION

10.  Cover Page                         Cover Page

11.  Table of Contents                  Table of Contents

12.  General Information and            Miscellaneous Information
     History


13.  Investment Objectives and          Investment  Policies,  Restrictions  and
     Policies                           Techniques;   Types  of  Securities  and
                                        Investment Techniques


14.  Management of the Fund             Investment    Adviser;    Officers   and
                                        Trustees


15.  Control Persons and                Principal Shareholders
     Principal Holders of
     Securities


16.  Investment Advisory and            Investment Adviser; Custodian,  Transfer
     Other Services                     Agent    and    Certain    Affiliations;
                                        Portfolio  Transactions  and  Brokerage;
                                        Officers  and  Trustees;   Miscellaneous
                                        Information

17.  Brokerage Allocation and           Portfolio Transactions and Brokerage
     Other Practices

18.  Capital Stock and Other            Shares  of  the   Trust;   Miscellaneous
     Securities                         Information

19.  Purchase, Redemption and           Shares of the Trust
     Pricing of Securities Being
     Offered

20.  Tax Status                         Dividends and Tax Status

21.  Underwriters                       Not Applicable


22.  Calculation of Performance         Performance Information
     Data

23.  Financial Statements               Financial Statements

--------------------------------------------------------------------------------



                               JANUS ASPEN SERIES
                              HIGH-YIELD PORTFOLIO

       Supplement Dated October 24, 1996 to Prospectus Dated May 1, 1996



     THIS SUPPLEMENT IS INTENDED TO BE USED WITH THE PROSPECTUS DATED MAY 1, 1996. THIS SUPPLEMENT, TOGETHER WITH THE PROSPECTUS PREVIOUSLY FURNISHED TO YOU, CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST ANOTHER COPY OF THE PROSPECTUS, PLEASE CALL OR WRITE YOUR INSURANCE COMPANY.

     I. The following table is added at page 2 of the Prospectus:


FINANCIAL HIGHLIGHTS

The unaudited information below is for the period from May 1, 1996 (inception) through August 31, 1996.

                                                                                               High-Yield Portfolio
------------------------------------------------------------------------------------------------------------------------------------
 1. Net asset value, beginning of period                                                                     $10.00
------------------------------------------------------------------------------------------------------------------------------------
    Income from investment operations:
 2. Net investment income                                                                                       .21
 3. Net gains or (losses) on securities (both realized and unrealized)                                          .23
------------------------------------------------------------------------------------------------------------------------------------
 4. Total from investment operations                                                                          10.44
------------------------------------------------------------------------------------------------------------------------------------
    Less distributions:
 5. Dividends (from net investment income)                                                                    (.10)
 6. Distributions (from capital gains)                                                                           --
------------------------------------------------------------------------------------------------------------------------------------
 7. Total distributions                                                                                       (.10)
------------------------------------------------------------------------------------------------------------------------------------
 8. Net asset value, end of period                                                                           $10.34
------------------------------------------------------------------------------------------------------------------------------------
 9. Total return*                                                                                              4.42%
------------------------------------------------------------------------------------------------------------------------------------
10. Net assets, end of period (in thousands)                                                                   $559
11. Average net assets for the period (in thousands)                                                           $329
12. Ratio of gross expenses to average net assets*                                                             1.01%(1)
13. Ratio of net expenses to average net assets**                                                              1.00%
14. Ratio of net investment income to average net assets**                                                     8.36%
15. Portfolio turnover rate**                                                                                   313%
------------------------------------------------------------------------------------------------------------------------------------
(1) The ratio was 6.82% before voluntary waiver of certain fees incurred by the Portfolio.
*Total return is not annualized for periods of less than one year.
**Annualized.

     II. The section "Portfolio Manager" on page 7 of the Prospectus is amended to add the following:

          Sandy R. Rufenacht is co-manager of the Portfolio. He is also Executive Vice President and portfolio manager of Janus Intermediate Government Securities Fund and Janus Short-Term Bond Fund and Executive Vice President and co-manager of Janus Flexible Income Fund and Janus High-Yield Fund. Mr. Rufenacht joined Janus Capital in 1990 and gained experience as a trader and research analyst before assuming management responsibilities. He holds a Bachelor of Arts in Business from the University of Northern Colorado.

     III. The section "Other Service Providers" on page 8 of the Prospectus is amended to reflect State Street Bank and Trust Company as the sole custodian of the Portfolio.

[LOGO]
JANUS ASPEN SERIES
--------------------------------------------------------------------------------
Statement of Additional Information
May 1, 1996 as supplemented October 24, 1996
--------------------------------------------------------------------------------





                              HIGH-YIELD PORTFOLIO



     High-Yield Portfolio (the "Portfolio") is a separate series of Janus Aspen Series, a Delaware business trust (the "Trust"). Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. The Portfolio is managed separately by Janus Capital Corporation ("Janus Capital").

     Shares of the Portfolio may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts (collectively "variable insurance contracts") and by certain qualified retirement plans. The Portfolio is recently organized and has a limited operating history.


     This Statement of Additional Information ("SAI") is not a Prospectus and should be read in conjunction with the Prospectus dated May 1, 1996 as supplemented October 24, 1996, which is incorporated by reference into this SAI and may be obtained from your insurance company. This SAI contains additional and more detailed information about the Portfolio's operations and activities than the Prospectus.

                              HIGH-YIELD PORTFOLIO
                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

                                                                            Page
--------------------------------------------------------------------------------
     Investment Policies, Restrictions and Techniques ........................ 3

        Investment Objectives ................................................ 3

        Portfolio Policies ................................................... 3

        Investment Restrictions .............................................. 3

        Types of Securities and Investment Techniques ........................ 5

          Illiquid Investments ............................................... 5

          Zero Coupon, Pay-In-Kind and Step Coupon Securities ................ 5

          Pass-Through Securities ............................................ 5

          Repurchase and Reverse Repurchase Agreements ....................... 6

          Depositary Receipts ................................................ 7

          Futures, Options and Other Derivative Instruments .................. 7

     Investment Adviser ..................................................... 14

     Custodian, Transfer Agent and Certain Affiliations ..................... 15

     Portfolio Transactions and Brokerage ................................... 15

     Officers and Trustees .................................................. 17

     Shares of the Trust .................................................... 19

        Net Asset Value Determination ....................................... 19

        Purchases ........................................................... 19

        Redemptions ......................................................... 19

     Income Dividends, Capital Gains Distributions and Tax Status ........... 20


     Principal Shareholders ................................................. 20

     Miscellaneous Information .............................................. 20

        Shares of the Trust ................................................. 20

        Voting Rights ....................................................... 20

        Independent Accountants ............................................. 21

        Registration Statement .............................................. 21

     Performance Information ................................................ 21

     Financial Statements ................................................... 22
--------------------------------------------------------------------------------

INVESTMENT POLICIES, RESTRICTIONS AND TECHNIQUES

INVESTMENT OBJECTIVES

     As stated in the Prospectus, the Portfolio's investment objective is high current income with capital appreciation as a secondary objective. There can be no assurance that the Portfolio will achieve its objectives. The investment objectives of the Portfolio are not fundamental and may be changed by the Trustees without shareholder approval.

PORTFOLIO POLICIES

     The Prospectus discusses the types of securities in which the Portfolio will invest, portfolio policies of the Portfolio and the investment techniques of the Portfolio. The Prospectus includes a discussion of portfolio turnover rates.


     The Portfolio's annualized portfolio turnover rate (total long-term purchases or sales, whichever is less, divided by the average monthly value of a portfolio's long-term portfolio securities) for the period ended August 31, 1996 was 313%.


INVESTMENT RESTRICTIONS

     As indicated in the Prospectus, the Portfolio is subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or the Portfolio if a matter affects just the Portfolio), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the Portfolio) are present or represented by proxy. As fundamental policies, the Portfolio may not:

     (1) Own more than 10% of the outstanding voting securities of any one issuer and, as to seventy-five percent (75%) of the value of its total assets, purchase the securities of any one issuer (except cash items and "government securities" as defined under the Investment Company Act of 1940, as amended (the "1940 Act")), if immediately after and as a result of such purchase, the value of the holdings of the Portfolio in the securities of such issuer exceeds 5% of the value of the Portfolio's total assets.

     (2) Invest more than 25% of the value of its assets in any particular industry (other than U.S. government securities).

     (3) Invest directly in real estate or interests in real estate; however, the Portfolio may own debt or equity securities issued by companies engaged in those businesses.

     (4) Purchase or sell physical commodities other than foreign currencies unless acquired as a result of ownership of securities (but this limitation shall not prevent the Portfolio from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by physical commodities).

     (5) Lend any security or make any other loan if, as a result, more than 25% of its total assets would be lent to other parties (but this limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements).

     (6) Act as an underwriter of securities issued by others, except to the extent that the Portfolio may be deemed an underwriter in connection with the disposition of portfolio securities of the Portfolio.

     As a fundamental policy, the Portfolio may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as the Portfolio.

     The Trustees have adopted additional investment restrictions for the Portfolio. These restrictions are operating policies of the Portfolio and may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

     (a) The Portfolio's investments in warrants, valued at the lower of cost or market, may not exceed 5% of the value of its net assets. Included within that amount, but not to exceed 2% of the value of the Portfolio's net assets, may be warrants that are not listed on the New York or American Stock Exchange. Warrants acquired by the Portfolio in units or attached to securities shall be deemed to be without value for the purpose of monitoring this policy.

     (b) The Portfolio will not (i) enter into any futures contracts and related options for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission ("CFTC") regulations if the aggregate initial margin and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions will exceed 5% of the fair market value of the Portfolio's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and (ii) enter into any futures contracts if the aggregate amount of the Portfolio's commitments under outstanding futures contracts positions would exceed the market value of its total assets.

     (c) The Portfolio does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

     (d) The Portfolio does not currently intend to purchase securities on margin, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

     (e) The Portfolio does not currently intend to (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger. If the Portfolio invests in a money market fund, Janus Capital will reduce its advisory fee by the amount of any investment advisory and administrative services fees paid to the investment manager of the money market fund.

     (f) The Portfolio may not mortgage or pledge any securities owned or held by the Portfolio in amounts that exceed, in the aggregate, 15% of the Portfolio's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

     (g) The Portfolio does not intend to purchase securities of any issuer (other than U.S. government agencies and instrumentalities or instruments guaranteed by an entity with a record of more than three years' continuous operation, including that of predecessors) with a record of less than three years' continuous operation (including that of predecessors) if such purchase would cause the cost of the Portfolio's investments in all such issuers to exceed 5% of the Portfolio's total assets taken at market value at the time of such purchase.

     (h) The Portfolio does not currently intend to invest directly in oil, gas, or other mineral development or exploration programs or leases; however, the Portfolio may own debt or equity securities of companies engaged in those businesses.

     (i) The Portfolio may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 25% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If borrowings exceed 25% of the value of the Portfolio's total assets by reason of a decline in net assets, the Portfolio will reduce its borrowings within three business days to the extent necessary to comply with the 25% limitation. This policy shall not prohibit reverse repurchase agreements, deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

     (j) The Portfolio does not currently intend to purchase any security or enter into a repurchase agreement, if as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Portfolio's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"), or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

     (k) The Portfolio may not invest in companies for the purpose of exercising control of management.

     For purposes of the Portfolio's restriction on investing in a particular industry, the Portfolio will rely primarily on industry classifications as published by Bloomberg L.P., provided that financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance are each considered to be a separate industry). To the extent that Bloomberg L.P. classifications are so broad that the primary economic characteristics in a single class are materially different, the Portfolio may further classify issuers in accordance with industry classifications as published by the Securities and Exchange Commission ("SEC").

TYPES OF SECURITIES AND INVESTMENT TECHNIQUES

ILLIQUID INVESTMENTS

     The Portfolio may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees of the Fund have authorized Janus Capital to make liquidity determinations with respect to its securities, including Rule 144A Securities and commercial paper. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: 1) the frequency of trades and quoted prices for the obligation; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and 4) the nature of the security and the nature of marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a Nationally Recognized Statistical Rating Organization.

ZERO COUPON, PAY-IN-KIND AND STEP COUPON SECURITIES

     The Portfolio may invest in zero coupon, pay-in-kind and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

     Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code of 1986 and the regulations thereunder (the "Code"), the Portfolio must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because the Portfolio will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years the Portfolio may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. The Portfolio might obtain such cash from selling other portfolio holdings which might cause the Portfolio to incur capital gains or losses on the sale. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the Portfolio to sell the securities at the time.

     Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

PASS-THROUGH SECURITIES

     The Portfolio may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Portfolio. The most common type of pass-through securities are mortgage-backed securities. Government National Mortgage Association ("GNMA") Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. The Portfolio will generally purchase "modified pass-through" GNMA Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. government.

     The Federal Home Loan Mortgage Corporation ("FHLMC") issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble

GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. FHLMC guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

     The Federal National Mortgage Association ("FNMA") issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by FNMA as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

     Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Portfolio), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. A portfolio manager will consider estimated prepayment rates in calculating the average weighted maturity of the Portfolio. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by the Portfolio might be converted to cash and the Portfolio will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit the Portfolio's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

     Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obligor or guarantor of the security and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. The market for tax-exempt asset-backed securities is still relatively new. These obligations are likely to involve unscheduled prepayments of principal.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

     In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security or "collateral." The Portfolio may engage in a repurchase agreement with respect to any security in which it is authorized to invest. A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause the Portfolio to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, the Portfolio may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days will be subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Portfolio to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital.

     The Portfolio may use reverse repurchase agreements to provide cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities. In a reverse repurchase agreement, the Portfolio sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Portfolio will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Portfolio will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy.

DEPOSITARY RECEIPTS

     The Portfolio may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Portfolio may also invest in European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and in other similar instruments representing securities of foreign companies. EDRs are receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs. EDRs, in bearer form, are designed for use in European securities markets. GDRs are securities convertible into equity securities of foreign issuers.

FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS

     FUTURES CONTRACTS. The Portfolio may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the CFTC and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

     The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain high-grade liquid assets by the Portfolio's custodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Portfolio's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of the Portfolio, the Portfolio may be entitled to return of margin owed to the Portfolio only in proportion to the amount received by the FCM's other customers. Janus Capital will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Portfolio does business and by depositing margin payments in a segregated account with the Portfolio's custodian.

     The Portfolio intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Portfolio will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that the Portfolio holds positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the Portfolio's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

     Although the Portfolio will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to the Portfolio immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the Portfolio's cash that may otherwise be invested would be held uninvested or invested in high-grade liquid assets so long as the futures position remains open, the Portfolio's return could be diminished due to the opportunity losses of foregoing other potential investments.

     The Portfolio's primary purpose in entering into futures contracts is to protect the Portfolio from fluctuations in the value of securities or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Portfolio owns Treasury bonds and the portfolio manager expects interest rates to increase, the Portfolio may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as the Portfolio selling Treasury bonds in its portfolio. If interest rates increase as anticipated, the value of the Treasury bonds would decline, but the value of the Portfolio's interest rate futures contract will increase, thereby keeping the net asset value of the Portfolio from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, the Portfolio may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although the Portfolio can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

     The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by a portfolio manager still may not result in a successful use of futures.

     Futures contracts entail risks. Although the Portfolio believes that use of such contracts will benefit the Portfolio, the Portfolio's overall performance could be worse than if the Portfolio had not entered into futures contracts if the portfolio manager's investment judgement proves incorrect. For example, if the Portfolio has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, the Portfolio will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. In addition, if the Portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to the Portfolio.

     The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Portfolio will not match exactly the Portfolio's current or potential investments. The Portfolio may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests - for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities - which involves a risk that the futures position will not correlate precisely with the performance of the Portfolio's investments.

     Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with the Portfolio's investments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Portfolio's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Portfolio may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in the Portfolio's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Portfolio's other investments.

     Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Portfolio to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Portfolio may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Portfolio's access to other assets held to cover its futures positions also could be impaired.

     OPTIONS ON FUTURES CONTRACTS. The Portfolio may buy and write put and call options on futures contracts. An option on a future gives the Portfolio the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when the Portfolio is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures' price at the expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures' price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio is considering buying. If a call or put option the Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

     The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Portfolio may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

     The amount of risk the Portfolio assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

     FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Portfolio may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

     The following discussion summarizes the Portfolio's principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Portfolio may enter into forward currency contracts with stated contract values of up to the value of the Portfolio's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). The Portfolio will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). The Portfolio also may hedge some or all of its investments denominated in a foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. The Portfolio also may enter into a forward currency contract with respect to a currency where the Portfolio is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances the Portfolio may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

     These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Portfolio's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Portfolio's currency exposure from one foreign currency to another removes the Portfolio's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Portfolio if its portfolio manager's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for the Portfolio than if it had not entered into such contracts.

     The Portfolio will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that the Portfolio is not able to cover its forward currency positions with underlying portfolio securities, the Portfolio's custodian will segregate cash or high-grade liquid assets having a value equal to the aggregate amount of the Portfolio's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, the Portfolio will find alternative cover or segregate additional cash or high-grade liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Portfolio's commitments with respect to such contracts. As an alternative to segregating assets, the Portfolio may buy call options permitting the Portfolio to buy the amount of foreign currency being hedged by a forward sale contract or the Portfolio may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

     While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contacts. In such event, the Portfolio's ability to utilize forward contracts may be restricted. In addition, the Portfolio may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Portfolio assets.

     OPTIONS ON FOREIGN CURRENCIES. The Portfolio may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Portfolio may buy put options on the foreign currency. If the value of the currency declines, the Portfolio will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

     Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Portfolio may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Portfolio from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent desired, the Portfolio could sustain losses on transactions in foreign currency options that would require the Portfolio to forego a portion or all of the benefits of advantageous changes in those rates.

     The Portfolio may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, the Portfolio could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the decline in value of portfolio securities will be offset by the amount of the premium received.

     Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, the Portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Portfolio to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and the Portfolio would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Portfolio also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

     The Portfolio may write covered call options on foreign currencies. A call option written on a foreign currency by the Portfolio is "covered" if the Portfolio owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if the Portfolio has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by the Portfolio in cash or high-grade liquid assets in a segregated account with the Portfolio's custodian.

     The Portfolio also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the Portfolio owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, the Portfolio will collateralize the option by segregating cash or high-grade liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

     OPTIONS ON SECURITIES. In an effort to increase current income and to reduce fluctuations in net asset value, the Portfolio may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The Portfolio may write and buy options on the same types of securities that the Portfolio may purchase directly.

     A put option written by the Portfolio is "covered" if the Portfolio (i) segregates cash not available for investment or high-grade liquid assets with a value equal to the exercise price of the put with the Portfolio's custodian or
(ii) holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

     A call option written by the Portfolio is "covered" if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Portfolio's custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the Portfolio holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash and high-grade liquid assets in a segregated account with its custodian.

     The Portfolio also may write call options that are not covered for cross-hedging purposes. The Portfolio collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or high-grade liquid assets in an amount not less than the market value of the underlying security, marked to market daily. The Portfolio would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and its portfolio manager believes that writing the option would achieve the desired hedge.

     The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation.
Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

     The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

     In the case of a written call option, effecting a closing transaction will permit the Portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit the Portfolio to write another put option to the extent that the exercise price thereof is secured by deposited high-grade liquid assets. Effecting a closing transaction also will permit the Portfolio to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If the Portfolio desires to sell a particular security from its portfolio on which it has written a call option, the Portfolio will effect a closing transaction prior to or concurrent with the sale of the security.

     The Portfolio will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. The Portfolio will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Portfolio.

     An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Portfolio may not be able to effect closing transactions in particular options and the Portfolio would have to exercise the options in order to realize any profit. If the Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options, (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange, (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

     The Portfolio may write options in connection with buy-and-write transactions. In other words, the Portfolio may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the Portfolio's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Portfolio's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

     The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Portfolio's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Portfolio may elect to close the position or take delivery of the security at the exercise price and the Portfolio's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

     The Portfolio may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, the Portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

     The Portfolio may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Portfolio.

     EURODOLLAR INSTRUMENTS. The Portfolio may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of portfolios and sellers to obtain a fixed rate for borrowings. The Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

     SWAPS AND SWAP-RELATED PRODUCTS. The Portfolio may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Portfolio's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or high-grade liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Portfolio's custodian. If the Portfolio enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. The Portfolio will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. Janus Capital will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, the Portfolio will have contractual remedies pursuant to the agreements related to the transaction.

     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent the Portfolio sells (i.e., writes) caps and floors, it will segregate cash or high-grade liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

     There is no limit on the amount of interest rate swap transactions that may be entered into by the Portfolio. These transactions may in some instances involve the delivery of securities or other underlying assets by the Portfolio or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that the Portfolio is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. The Portfolio may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

     ADDITIONAL RISKS OF OPTIONS ON FOREIGN  CURRENCIES,  FORWARD  CONTRACTS AND
FOREIGN INSTRUMENTS. Unlike transactions entered into by the Portfolio in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

     Options  on  foreign   currencies   traded  on  Exchanges  are  within  the
jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the over-the-counter market, potentially permitting the Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

     The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

     In addition, options on U.S. government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.

INVESTMENT ADVISER

     As stated in the Prospectus, the Portfolio has an Investment Advisory Agreement with Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4923. The Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Portfolio's investments, provide office space for the Portfolio, pay the salaries, fees and expenses of all Portfolio officers and of those Trustees who are affiliated with Janus Capital, and pay all expenses of promoting the sale of Portfolio shares other than the cost of complying with applicable laws relating to the offer or sale of shares of the Portfolio. Janus Capital also may make payments to selected broker-dealer firms or institutions which were instrumental in the acquisition of shareholders for the Portfolio or other Janus Funds or which performed recordkeeping or other services with respect to shareholder accounts. The minimum aggregate size required for eligibility for such payments, and the factors in selecting the broker-dealer firms and institutions to which they will be made, are determined from time to time by Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Portfolio.

     The Portfolio pays custodian and transfer agent fees and expenses, brokerage commissions and dealer spreads and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Trustees who are not affiliated with Janus Capital, and other costs of complying with applicable laws regulating the sale of Portfolio shares. Pursuant to the Advisory Agreement, Janus Capital furnishes certain other services, including net asset value determination, portfolio accounting and recordkeeping, for which the Portfolio may reimburse Janus Capital for its costs.

     The Portfolio has agreed to compensate Janus Capital for its services by the monthly payment of a fee at the annual rate of .75% of the first $300 million of the average daiy net assets of the Portfolio and .65% of the average daily net assets in excess of $300 million. The advisory fee will be calculated and payable daily. Janus Capital has agreed to waive the advisory fee payable by the Portfolio in an amount equal to the amount, if any, that the Portfolio's normal operating expenses chargeable to its income account in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1% of the average daily net assets for a fiscal year for the Portfolio. Mortality risk, expense risk and other charges imposed by participating insurance companies are excluded from the above expense limitation. Janus Capital may terminate this waiver at any time upon 90 days' notice to the Trustees.


     For the period ended August 31, 1996, the investment advisory fee was $829 prior to waiver by Janus Capital. The advisory fee was $0 after waiver for this period.


     The current Advisory Agreement became effective on March 12, 1996, and it will continue in effect until June 16, 1997, and thereafter from year to year so long as such continuance is approved annually by a majority of the Portfolio's Trustees who are not parties to the Advisory Agreement or interested persons of any such party, and by either a majority of the outstanding voting shares of the Portfolio or the Trustees. The Advisory Agreement i) may be terminated without the payment of any penalty by the Portfolio or Janus Capital on 60 days' written notice; ii) terminates automatically in the event of its assignment; and iii) generally, may not be amended without the approval by vote of a majority of the Trustees, including the Trustees who are not interested persons of the Portfolio or Janus Capital and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of the Portfolio.

     Janus Capital also performs investment advisory services for other mutual funds, and for individual, charitable, corporate and retirement accounts. Investment decisions for each account managed by Janus Capital, including the Portfolio, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. Pursuant to an exemp- tive order granted by the SEC, the Portfolio and other portfolios advised by Janus Capital may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating portfolios on a pro rata basis.

     Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by a particular portfolio manager or team of portfolio managers. As a result, from time to time two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

     As indicated in the Prospectus, Janus Capital permits investment and other personnel to purchase and sell securities for their own accounts in accordance with a Janus Capital policy regarding personal investing by directors, officers and employees of Janus Capital and the Portfolio. The policy requires investment personnel and officers of Janus Capital, inside directors of Janus Capital and the Portfolio and other designated persons deemed to have access to current trading information to pre-clear all transactions in securities not otherwise exempt under the policy. Requests for trading authority will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the policy or would be deemed to adversely affect any transaction then known to be under consideration for or to have been effected on behalf of any client account, including the Portfolio.

     In addition to the pre-clearance requirement described above, the policy subjects investment personnel, officers and directors/Trustees of Janus Capital and the Portfolio to various trading restrictions and reporting obligations. All reportable transactions are reviewed for compliance with Janus Capital's policy. Those persons also may be required under certain circumstances to forfeit their profits made from personal trading.

     The provisions of the policy are administered by and subject to exceptions authorized by Janus Capital.

     Kansas City Southern Industries, Inc., a publicly traded holding company whose primary subsidiaries are engaged in transportation, information processing and financial services ("KCSI"), owns approximately 83% of Janus Capital. Thomas
H. Bailey, the President and Chairman of the Board of Janus Capital, owns approximately 12% of its voting stock and, by agreement with KCSI, selects a majority of Janus Capital's Board.

CUSTODIAN, TRANSFER AGENT AND CERTAIN AFFILIATIONS


     State Street Bank and Trust Company ("State Street"), P.O. Box 351, Boston, Massachusetts 02101 is the custodian of the securities and cash of the Fund. State Street and the foreign subcustodians selected by it and approved by the Trustees, have custody of the assets of the Portfolio held outside the U.S. and cash incidental thereto. State Street may also have custody of certain domestic and foreign securities held in connection with repurchase agreements. The custodians and subcustodians hold the Portfolio's assets in safekeeping and collect and remit the income thereon, subject to the instructions of the Portfolio.


     Janus Service Corporation ("Janus Service"), P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Portfolio's transfer agent. In addition, Janus Service provides certain other administrative, recordkeeping and shareholder relations services to the Portfolio. Janus Service is not compensated for its services, except for out-of-pocket costs.

     The Portfolio pays DST Systems, Inc. ("DST") license fees for the use of DST's fund accounting systems.


     During the period ended August 31, 1996, the Portfolio did not make any payments to DST, net of credits.


     The Trustees have authorized the Portfolio to use another affiliate of DST as introducing broker for certain Portfolio transactions as a means to reduce Portfolio expenses through a credit against the charges of DST and its affiliates with regard to commissions earned by such affiliate. See "Portfolio Transactions and Brokerage."

PORTFOLIO TRANSACTIONS AND BROKERAGE

     Decisions as to the assignment of portfolio business for the Portfolio and negotiation of its commission rates are made by Janus Capital whose policy is to obtain the "best execution" (prompt and reliable execution at the most favorable security price) of all portfolio transactions. The Portfolio may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers' commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.

     In  selecting  brokers and dealers and in  negotiating  commissions,  Janus
Capital considers a number of factors, including but not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; the existence of actual or apparent operational problems of any broker or dealer; rebates of commissions by a broker to the portfolio or to a third party service provider to the portfolio to pay portfolio expenses; and research products or services provided. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist Janus Capital in carrying out its responsibilities. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Most brokers and dealers used by Janus Capital provide research and other services described above.


     For the period ended August 31, 1996, the Portfolio did not pay any brokerage commissions to brokers and dealers in transactions identified for execution primarily on the basis of research and other services. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts.


     Janus Capital may use research products and services in servicing other accounts in addition to the Portfolio. If Janus Capital determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for Janus Capital.

     Janus Capital does not enter into agreements with any brokers regarding the placement of securities transactions because of the research services they provide. It does, however, have an internal procedure for allocating transactions in a manner consistent with its execution policy to brokers that it has identified as providing superior executions and research, research-related products or services which benefit its advisory clients, including the Portfolio. Research products and services incidental to effecting securities transactions furnished by brokers or dealers may be used in servicing any or all of Janus Capital's clients and such research may not necessarily be used by Janus Capital in connection with the accounts which paid commissions to the broker-dealer providing such research products and services.

     Janus Capital may consider sales of Portfolio shares by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase Portfolio shares as a factor in the selection of broker-dealers to execute Portfolio transactions. Janus Capital may also consider payments made by brokers effecting transactions for the Portfolio i) to the Portfolio or ii) to other persons on behalf of the Portfolio for services provided to the Portfolio for which it would be obligated to pay. In placing portfolio business with such broker-dealers, Janus Capital will seek the best execution of each transaction.

     When the Portfolio purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.

     The Portfolio's Trustees have authorized Janus Capital to place transactions with DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. Janus Capital may do so if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable and if, overall, the associated transaction costs, net of any credits described above under "Custodian, Transfer Agent and Certain Affiliations," are lower than those that would otherwise be incurred.


     During the period ended August 31, 1996, the Portfolio did not pay any brokerage commissions. In addition, there were no commissions paid through DSTS.

OFFICERS AND TRUSTEES

     The following are the names of the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years.

Thomas H. Bailey*# - Trustee, Chairman and President
100 Fillmore Street
Denver, CO 80206-4923
     Trustee,  Chairman  and  President  of Janus  Investment  Fund+.  Chairman,
     Director and President of Janus Capital. Chairman and Director of IDEX Management, Inc., Largo, Florida (50% subsidiary of Janus Capital and investment adviser to a group of mutual funds) ("IDEX").

James P. Craig, III*# - Trustee and Executive Vice President
100 Fillmore Street
Denver, CO 80206-4923
     Executive Vice President and Trustee of Janus Investment Fund+. Chief Investment Officer, Vice President, and Director of Janus Capital.


Ronald V. Speaker* - Executive Vice President and Co-Portfolio Manager
100 Fillmore Street
Denver, CO 80206-4923
     Executive Vice President and Portfolio Manager of Janus Investment Fund+. Vice President of Janus Capital. Formerly, securities analyst and research associate at Janus Capital (1986 to 1992).

Sandy R. Rufenacht* - Co-Portfolio Manager
100 Fillmore Street
Denver, CO 80206-4923
     Executive Vice President and Portfolio Manager of Janus Investment Fund+. Formerly, senior accountant, fixed-income trader and fixed-income research analyst at Janus Capital (1990-1995).


David C. Tucker* - Vice President and General Counsel
100 Fillmore Street
Denver, CO 80206-4923
     Vice President and General Counsel of Janus Investment Fund+. Vice President, Secretary and General Counsel of Janus Capital. Vice President, General Counsel and Director of Janus Service and Janus Distributors. Director, Vice President and Secretary of Janus Capital International Ltd.

Steven R. Goodbarn* - Vice President and Chief Financial Officer
100 Fillmore Street
Denver, CO 80206-4923
     Vice President and Chief Financial Officer of Janus Investment Fund+. Vice President of Finance, Treasurer and Chief Financial Officer of Janus Service, Janus Distributors and Janus Capital. Director of IDEX and Janus Distributors. Director, Treasurer and Vice President of Finance of Janus Capital International Ltd. Formerly (1979 to 1992), with the accounting firm of Price Waterhouse LLP, Denver, Colorado.


Glenn P. O'Flaherty* - Treasurer and Chief Accounting Officer
100 Fillmore Street
Denver, CO 80206-4923
     Treasurer and Chief Accounting Officer of Janus Investment Fund. Director of Fund Accounting of Janus Capital.



Kelley Abbott Howes* - Secretary
100 Fillmore Street
Denver, CO 80206-4923
     Secretary of Janus Investment Fund. Associate Counsel of Janus Capital. Formerly (1990 to 1994) with The Boston Company Advisors, Inc., Boston, Massachusetts (mutual fund administration services).

John W. Shepardson# - Trustee
P.O. Box 9591
Denver, CO 80209
     Trustee of Janus Investment Fund+. Historian.



--------------------------------------------------------------------------------
* Interested person of the Trust and of Janus Capital.
# Member of the Executive Committee.
+Includes comparable office with various Janus funds that were reorganized into Janus Investment Fund on August 7, 1992.

William D. Stewart# - Trustee
5330 Sterling Drive
Boulder, CO 80302
     Trustee of Janus Investment Fund+. President of HPS Corporation, Boulder, Colorado (manufacturer of vacuum fittings and valves).

Gary O. Loo - Trustee
102 N. Cascade Avenue, Suite 500
Colorado Springs, CO 80903
     Trustee of Janus Investment Fund+. President and a Director of High Valley Group, Inc., Colorado Springs, Colorado (investments) since 1987.

Dennis B. Mullen - Trustee
1601 114th Avenue, SE
Alderwood Building, Suite 130
Bellevue, WA 98004
     Trustee of Janus Investment Fund+. President and Chief Executive Officer of BC Northwest, L.P., a franchise of Boston Chicken, Inc., Bellevue, Washington (restaurant chain). Formerly (1982 to 1993), Chairman, President and Chief Executive Officer of Famous Restaurants, Inc., Scottsdale, Arizona (restaurant chain).

Martin H. Waldinger - Trustee
4940 Sandshore Court
San Diego, CA 92130
     Trustee of Janus Investment Fund+. Private Consultant and Director of Run Technologies, Inc., a software development firm, San Carlos, California. Formerly (1989 to 1993), President and Chief Executive Officer of Bridgecliff Management Services, Campbell, California (a condominium association management company).


--------------------------------------------------------------------------------
* Interested person of the Trust and of Janus Capital.
# Member of the Executive Committee.
+Includes comparable office with various Janus funds that were reorganized into Janus Investment Fund on August 7, 1992.



     The Trustees are responsible for major decisions relating to the Portfolio's objective, policies and techniques. The Trustees also supervise the operation of the Portfolio by their officers and review the investment decisions of the officers although they do not actively participate on a regular basis in making such decisions.

     The Executive Committee of the Trustees shall have and may exercise all the powers and authority of the Board except for matters requiring action by the whole Board pursuant to the Trust's Bylaws or Agreement and Declaration of Trust ("Declaration of Trust"), Massachusetts law or the 1940 Act.

     The following table shows the aggregate compensation paid to each Trustee by the Portfolio and all funds advised and sponsored by Janus Capital (collectively, the "Janus Funds") for the periods indicated. None of the Trustees receive any pension or retirement from the Portfolio or the Janus Funds.


                                             Aggregate Compensation              Total Compensation from the
                                         from the Fund for fiscal year         Janus Funds for calendar year
Name of Person, Position                    ended December 31, 1995**            ended December 31, 1995***
---------------------------------------------------------------------------------------------------------------------------
Thomas H. Bailey, Chairman*                            --                                    --
James P. Craig, Trustee*+                              --                                    --
John W. Shepardson, Trustee                            N/A                                 $56,101
William D. Stewart, Trustee                            N/A                                 $53,228
Gary O. Loo, Trustee                                   N/A                                 $50,365
Dennis B. Mullen, Trustee                              N/A                                 $53,228
Martin H. Waldinger, Trustee                           N/A                                 $53,228
---------------------------------------------------------------------------------------------------------------------------

*An interested person of the Portfolio and of Janus Capital. Compensated by Janus Capital and not the Portfolio.
**The Portfolio had not commenced operations as of December 31, 1995.
***As of December 31, 1995, Janus Funds consisted of two registered investment companies comprised of a total of 26 funds.
+Mr. Craig became a Trustee as of June 30, 1995.

SHARES OF THE TRUST

NET ASSET VALUE DETERMINATION

     As stated in the Prospectus, the net asset value ("NAV") of Portfolio shares is determined once each day on which the NYSE is open, at the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The NAV of Portfolio shares is not determined on days the NYSE is closed (generally, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). The per share NAV of the Portfolio is determined by dividing the total value of the Portfolio's securities and other assets, less liabilities, by the total number of shares outstanding. In determining NAV, securities listed on an Exchange, the NASDAQ National Market and foreign markets are valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Portfolio are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Portfolio and are based upon a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter market are valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. The Portfolio will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on the amortized cost basis. Securities for which quotations are not readily available, and other assets, are valued at fair values determined in good faith under procedures established by and under the supervision of the Trustees.

     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Portfolio's NAV is not calculated. The Portfolio calculates its NAV per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation.

PURCHASES

     Shares of the Portfolio can be purchased only by i) the separate accounts of participating insurance companies for the purpose of funding variable insurance contracts and ii) certain qualified retirement plans. Shares of the Portfolio are purchased at the NAV per share as determined at the close of the regular trading session NYSE next occurring after a purchase order is received and accepted by the Portfolio or its authorized agent. The prospectus for your insurance company's separate account or your plan documents contain detailed information about investing in the Portfolio.

REDEMPTIONS

     Redemptions, like purchases, may only be effected through the separate accounts of participating insurance companies or qualified retirement plans. Shares normally will be redeemed for cash, although each Portfolio retains the right to redeem its shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Portfolio is governed by Rule 18f-1 under the 1940 Act, which requires the Portfolio to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of the Portfolio during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Portfolio will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Shares of the Trust - Net Asset Value Determination" and such valuation will be made as of the same time the redemption price is determined.

     The right to require the Portfolio to redeem its shares may be suspended, or the date of payment may be postponed, whenever (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends, (2) the SEC permits such suspension and so orders, or (3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX STATUS

     It is a policy of the Portfolio to make distributions of substantially all of its investment income and any net realized capital gains, if any, in June and December of each year. It is also a policy of the Portfolio to qualify as regulated investment company by satisfying certain requirements prescribed by Subchapter M of the Code. In addition, the Portfolio intends to comply with the diversification requirements of Code Section 817(h) related to the tax-deferred status of insurance company separate accounts.

     All income dividends and capital gains distributions, if any, on the Portfolio's shares are reinvested automatically in additional shares of the Portfolio at the NAV determined on the first business day following the record date.

     The Portfolio may purchase the securities of certain foreign corporations considered to be passive foreign investment companies by the IRS. In order to avoid taxes and interest that must be paid by the Portfolio if these investments are profitable, the Portfolio may make various elections permitted by the tax laws. However, these elections could require that the Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

     Some foreign securities purchased by the Portfolio may be subject to foreign taxes which could reduce the yield on such securities. The amount of such foreign taxes is expected to be insignificant. Accordingly, the Portfolio does not intend to make the election permitted under section 853 of the Code to pass through such taxes to shareholders as a foreign tax credit. As a result, any foreign taxes paid or accrued will represent an expense to the Portfolio which will reduce its investment company taxable income as this would increase the taxable income reported to shareholders and require shareholders to take the credit on their tax returns, complicating the preparation of such returns.

     Because shares of the Portfolio can only be purchased through variable insurance contracts or qualified plans, it is anticipated that any income dividends or capital gains distributions will be exempt from current taxation if left to accumulate within such contracts or plans. See the prospectus for the separate account of the related insurance company or the plan documents for additional information.


PRINCIPAL SHAREHOLDERS

     The officers and Trustees of the Portfolio cannot directly own shares of the Portfolio without purchasing an insurance contract through one of the participating insurance companies. As a result, such officers and Trustees as a group own less than 1% of the outstanding shares of the Portfolio. As of September 30, 1996, all of the outstanding shares of the Portfolio were owned by certain insurance company separate accounts and by Janus Capital, which provided seed capital for the Portfolio. The percentage ownership of each separate account owning more than 5% of the Portfolio is as follows:

     JANUS CAPITAL - 24.64%
     WESTERN RESERVE - 75.36%

     The shares held by the separate accounts of each insurance company, including shares for which no voting instructions have been received, will be voted by each insurance company in proportion to instructions received from contract owners.


MISCELLANEOUS INFORMATION

     The Trust is an open-end management investment company registered under the 1940 Act and organized as a Delaware business trust, which was created on May 20, 1993. The Trust Instrument permits the Trustees to issue an unlimited number of shares of beneficial interest from an unlimited number of series of shares. Currently, the Trust is offering nine series of shares, known as "Portfolios." Additional series may be created from time to time.

SHARES OF THE TRUST

     The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of $.001 per share for each series of the Trust. Shares of the Portfolio are fully paid and nonassessable when issued. All shares of the Portfolio participate equally in dividends and other distributions by the Portfolio, and in residual assets of the Portfolio in the event of liquidation. Shares of the Portfolio have no preemptive, conversion or subscription rights.

VOTING RIGHTS

     A participating insurance company issuing a variable insurance contract will vote shares in the separate account as required by law and interpretations thereof, as may be amended or changed from time to time. In accordance with current law and interpretations, a participating insurance company is required to request voting instructions from policy owners and must vote shares in the separate account, including shares for which no instructions have been received, in proportion to the voting instructions received. Additional information may be found in the participating insurance company's separate account prospectus.

     The Portfolio's Trustees are responsible for major decisions relating to the Portfolio's policies and objectives; the Trustees oversee the operation of the Portfolio by its officers and review the investment decisions of the officers.

     The present Trustees were elected by the initial trustee of the Trust on May 25, 1993, with the exception of Mr. Craig who was appointed by the Trustees as of June 30, 1995. Under the Trust Instrument, each Trustee will continue in office until the termination of the Trust or his earlier death, resignation, bankruptcy, incapacity or removal. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act. Therefore, no annual or regular meetings of shareholders normally will be held, unless otherwise required by the Trust Instrument or the 1940 Act. Subject to the foregoing, shareholders have the power to vote to elect or remove Trustees, to terminate or reorganize the Portfolio, to amend the Trust Instrument, to bring certain derivative actions and on any other matters on which a shareholder vote is required by the 1940 Act, the Trust instrument, the Trust's Bylaws or the Trustees.

     Each share of each series of the Trust has one vote (and fractional votes for fractional shares). Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the shares of all series of the Trust voting for the election of Trustees can elect 100% of the Trustees if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any Trustees. Each portfolio of the Trust will vote separately only with respect to those matters that affect only that portfolio or if a portfolio's interest in a matter differs from the interests of other portfolios of the Trust.

INDEPENDENT ACCOUNTANTS

     Price Waterhouse LLP, 950 Seventeenth Street, Suite 2500, Denver, Colorado 80202, independent accountants for the Portfolio, audit the Portfolio's annual financial statements and prepare its tax returns.

REGISTRATION STATEMENT

     The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Portfolio or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

PERFORMANCE INFORMATION

     The  Prospectus   contains  a  brief  description  of  how  performance  is
calculated.

     Quotations of average annual total return for the Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over periods of 1, 5, and 10 years (up to the life of the Portfolio). These are the annual total rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.


     The Portfolio was made available for sale on May 1, 1996. The lifetime total return, for the period May 1, 1996 through August 31, 1996 was 4.42%.


     Quotations of the Portfolio's yield are based on the investment income per share earned during a particular 30-day period (including dividends, if any, and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the net asset value per share on the last day of the period, according to the following formula:

                           YIELD = 2 [(a-b + 1)6 - 1]
                                       cd

     where     a =  dividend and interest income
               b =  expenses accrued for the period
               c = average daily number of shares outstanding during the period that were entitled to receive dividends
               d = maximum net asset value per share on the last day of the period

     The yield for the 30-day period ended August 31, 1996 was 9.03%.

     Quotations of yield or total return for the Portfolio will not take into account charges and deductions against any variable annuity contracts and variable life insurance contracts to which the Portfolio shares are sold. The Portfolio's yield and total return should not be compared with other mutual funds that sell their shares directly to the public since the figures provided do not reflect charges against the variable annuity contracts and variable life insurance contracts.


     From time to time in advertisements or sales material, the Portfolio may discuss its performance ratings or other information as published by recognized mutual fund statistical rating services, including, but not limited to, Lipper Analytical Services, Inc., Ibbotson Associates, Micropal or Morningstar or by publications of general interest such as FORBES or MONEY. The Portfolio may also compare its performance to that of other selected mutual funds, mutual fund averages or recognized stock market indicators, including, but not limited to, the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's
Midcap Index, the Dow Jones Industrial Average, the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Government/Corporate 1-3 Year Bond Index, the Lehman Brothers Long Government/Corporate Bond Index, the Lehman Brothers Intermediate Government Bond Index, the Lehman Brothers Municipal Bond Index, the Russell 2000 Index and the NASDAQ composite. In addition, the Portfolio may compare its total return to the yield on U.S. Treasury obligations and to the percentage change in the Consumer Price Index. Such performance ratings or comparisons may be made with funds that may have different investment restrictions, objectives, policies or techniques than the Portfolio and such other funds or market indicators may be comprised of securities that differ significantly from the Portfolio's investments.


FINANCIAL STATEMENTS

     The following unaudited financial statements for the period ended August 31, 1996 are included in this SAI.

     Schedule of Investments as of August 31, 1996

     Statement of Operations for the period May 1, 1996 to August 31, 1996

     Statement of Assets and Liabilities as of August 31, 1996

     Statement of Changes in Net Assets for the period May 1, 1996 to August 31, 1996

     Financial Highlights for the period May 1, 1996 to August 31, 1996

--------------------------------------------------------------------------------
JANUS ASPEN HIGH-YIELD PORTFOLIO SCHEDULE OF INVESTMENTS         AUGUST 31, 1996
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Shares or
Principal Amount                                                    Market Value
--------------------------------------------------------------------------------
Corporate Bonds - 51.5%
--------------------------------------------------------------------------------
Chemicals - 2.7%
       $15,000   Sterling Chemicals, Inc., 11.75%
                   senior subordinated notes,
                   due 8/15/06                                           $15,375
--------------------------------------------------------------------------------
Commercial Services - 2.8%
       15,000    Prime Succession Acquisition Co.,
                   10.75% senior subordinated notes,
                   due 8/15/04                                            15,412
--------------------------------------------------------------------------------
Electronics - 1.9%
       10,000    Alpine Group, Inc., 12.25%
                   senior notes, due 7/15/03                              10,350
--------------------------------------------------------------------------------
Furniture and Home Appliances - 4.6%
       15,000    Cort Furniture Rental, 12.00%
                   senior notes, due 9/1/00                               15,656
        10,000   Lifestyle Furnishings, Inc., 10.875%
                   senior subordinated notes,
                   due 8/1/06                                             10,063
--------------------------------------------------------------------------------
                                                                          25,719
--------------------------------------------------------------------------------
Homebuilders - 3.6%
       10,000    Fortress Group, 13.75%
                   senior notes, due 5/15/03                              10,363
       10,000    M.D.C. Holdings, Inc., 11.125%
                   senior notes, due 12/15/03                              9,750
--------------------------------------------------------------------------------
                                                                          20,113
--------------------------------------------------------------------------------
Iron and Steel - 1.7%
       10,000    Weirton Steel Corp., 11.375%
                   senior notes, due 7/1/04                                9,625
--------------------------------------------------------------------------------
Medical - Hospital Management Services - 2.7%
       15,000    Paracelsus Healthcare Corp., 10.00%
                   senior subordinated notes,
                   due 8/15/06                                            15,094
--------------------------------------------------------------------------------
Publishing - Newspaper - 2.0%
       10,000    Park Newspapers, Inc., 11.875%
                   senior notes, due 5/15/06                              11,363
--------------------------------------------------------------------------------
Retail - General Merchandise - 2.7%
       15,000    Guitar Center Management, 11.00%
                   senior notes, due 7/1/06                               15,131
--------------------------------------------------------------------------------
Retail - Grocery - 4.5%
       10,000    Carr-Gottstein Foods Co., 12.00%
                   senior subordinated notes,
                   due 11/15/05                                           10,250
       15,000    Grand Union Co., 12.00%
                   senior notes, due 9/1/04                               14,812
--------------------------------------------------------------------------------
                                                                          25,062
--------------------------------------------------------------------------------
Services - Amusement and Recreation - 6.4%
       20,000    California Hotel Finance, 11.00%
                   senior subordinated notes,
                   due 12/1/02                                            20,800
       15,000    Cobblestone Golf Group, 11.50%
                   senior notes, due 6/1/03                               15,188
--------------------------------------------------------------------------------
                                                                          35,988
--------------------------------------------------------------------------------
Shares or
Principal Amount                                                    Market Value
--------------------------------------------------------------------------------
Telecommunications - 14.0%
      $10,000    A+ Network, Inc., 11.875%
                   senior subordinated notes,
                   due 11/1/05                                           $ 9,375
       20,000    Galaxy Telecom, L.P., 12.375%
                   senior subordinated notes,
                   due 10/1/05                                            20,575
       25,000    Millicom International Cellular, zero
                   coupon, senior discount notes,
                   due 6/1/06                                             13,406
       10,000    NEXTLINK Communications, L.L.C.,
                   12.50% senior notes, due 4/15/06                        9,912
       15,000    Omnipoint Corp., 11.625%
                   senior notes, due 8/15/06                              15,094
       10,000    Peoples Telephone Co., Inc., 12.25%
                   senior notes, due 7/15/02                              10,025
--------------------------------------------------------------------------------
                                                                          78,387
--------------------------------------------------------------------------------
Tobacco - 1.9%
       10,000    Consolidated Cigar Acquisition Corp.,
                   10.50% senior subordinated notes,
                   due 3/1/03                                             10,463
--------------------------------------------------------------------------------
Total Corporate Bonds (cost $286,166)                                    288,082
--------------------------------------------------------------------------------
Convertible Bonds - 2.7%
       15,000    Grupo Financiero Banamex Accival,
                   S.A. de C.V., 11.00 % junior
                   convertible subordinated notes,
                   due 7/15/03 (cost $ 13,983)                            14,962
--------------------------------------------------------------------------------
Preferred Stock - 5.5%
--------------------------------------------------------------------------------
Financial - Bank Commercial - 3.3%
          600    Chevy Chase Savings, 13.00%,
                   Non-Cumulative                                         18,450
--------------------------------------------------------------------------------
Food Processing - 2.2%
          300    Dole Food Co., 7.00%, Convertible                        12,337
--------------------------------------------------------------------------------
Total Preferred Stock (cost $30,375)                                      30,787
--------------------------------------------------------------------------------
U.S. Government Agency - 8.9%
      $50,000    Federal Home Loan Mortgage Corp.
                   5.16%, 9/3/96, (amortized
                   cost $50,000)                                          50,000
--------------------------------------------------------------------------------
Total Investments - 68.6% (total cost $380,524)                          383,831
--------------------------------------------------------------------------------
Cash, Receivables and Other Assets,
  net of Liabilities - 31.4%                                             175,565
--------------------------------------------------------------------------------
Net Assets - 100%                                                       $559,396
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                      STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------


For the period May 1, 1996 (inception) through August 31, 1996                                                    Janus Aspen Series
(all numbers in thousands) (unaudited)                                                                          High-Yield Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
------------------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                                       $10
------------------------------------------------------------------------------------------------------------------------------------
Total Income                                                                                                                    10
Expenses:
  Advisory fees                                                                                                                  1
  System fees                                                                                                                    1
  Audit fees                                                                                                                     3
  Other expenses                                                                                                                 2
------------------------------------------------------------------------------------------------------------------------------------
Total Expenses                                                                                                                   7
------------------------------------------------------------------------------------------------------------------------------------
Expense and fee offsets                                                                                                         (6)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                                                                     1
------------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)                                                                                                     9
------------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments:
  Net realized gain/(loss) from securities transactions                                                                          1
  Change in net unrealized appreciation or depreciation of investments                                                           3
------------------------------------------------------------------------------------------------------------------------------------
Net gain/(loss) on investments                                                                                                   4
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations                                                                $13
====================================================================================================================================


------------------------------------------------------------------------------------------------------------------------------------
                                                STATEMENTS OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------


As of August 31, 1996                                                                                          Janus Aspen Series
(all numbers in thousands except net asset value per share) (unaudited)                                       High-Yield Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Assets:
Investments at cost                                                                                                          $381
====================================================================================================================================
Investments at value                                                                                                         $384
Cash                                                                                                                           --
Receivables:
  Investments sold                                                                                                             15
  Fund shares sold                                                                                                            173
  Interest                                                                                                                      8
Other assets                                                                                                                    2
------------------------------------------------------------------------------------------------------------------------------------
Total Assets                                                                                                                  582
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payables:
  Investments purchased                                                                                                        19
Accrued expenses                                                                                                                4
------------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                                                                                              23
------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                                                   $559
  Shares Outstanding, $.001 Par Value (unlimited shares authorized)                                                            54
====================================================================================================================================
Net Asset Value Per Share                                                                                                  $10.34
====================================================================================================================================



------------------------------------------------------------------------------------------------------------------------------------
                                                STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

For the period May 1, 1996 (inception) through August 31, 1996                                                 Janus Aspen Series
(in thousands) (unaudited)                                                                                    High-Yield Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             1996
------------------------------------------------------------------------------------------------------------------------------------
Operations:
Net investment income/(loss)                                                                                                  $ 9
Net realized gain/(loss) from investment transactions                                                                           1
Change in unrealized net appreciation or depreciation of investments                                                            3
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from operations                                                              $ 13
------------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
Net investment income                                                                                                          (3)
------------------------------------------------------------------------------------------------------------------------------------
Net decrease from dividends and distributions                                                                                  (3)
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
Shares sold                                                                                                                   634
Reinvested dividends and distributions                                                                                          3
Shares repurchased                                                                                                           (88)
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) from capital share transactions                                                                       549
Net increase/(decrease) in net assets                                                                                         559
Net Assets:
Beginning of period                                                                                                            --
------------------------------------------------------------------------------------------------------------------------------------
End of Period                                                                                                                $559
====================================================================================================================================
Net Assets consist of:
Capital (par value and paid-in surplus)                                                                                      $549
Undistributed net investment income/(distribution in excess)                                                                    6
Undistributed net realized gain/(loss) from investments                                                                         1
Unrealized appreciation/(depreciation) of investments                                                                           3
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             $559
====================================================================================================================================
Transactions in Fund Shares:
Shares sold                                                                                                                    62
Reinvested distributions                                                                                                       --
------------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                                          62
Shares repurchased                                                                                                            (8)
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease)                                                                                                        54
------------------------------------------------------------------------------------------------------------------------------------
Shares outstanding beginning of period                                                                                         --
Shares outstanding end of period                                                                                               54
====================================================================================================================================
Purchases and Sales of Investment Securities:
  (excluding Short-Term Securities)
Purchases of Securities                                                                                                      $634
Proceeds from Sales of Securities                                                                                             309
Purchases of Long-Term U.S. Government Obligations                                                                             --
Proceeds from Sales of Long-Term Government Obligations                                                                        --
====================================================================================================================================


------------------------------------------------------------------------------------------------------------------------------------
                                                        FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

For a share outstanding for the period May 1, 1996 (inception) through August 31, 1996                        Janus Aspen Series
(unaudited)                                                                                                  High-Yield Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                                      $10.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
Net investment income                                                                                                        .21
Net gains or (losses) on securities (both realized and unrealized)                                                           .23
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                                           10.44
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
Dividends (from net investment income)                                                                                      (.10)
Distributions (from capital gains)                                                                                            --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                         (.10)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                                            $10.34
====================================================================================================================================
Total return**                                                                                                              4.42%
====================================================================================================================================
Net assets, end of period (in thousands)                                                                                    $559
Average net assets for the period (in thousands)                                                                            $329
Ratio of gross expenses to average net assets*                                                                           1.01%(1)
Ratio of net expenses to average net assets**                                                                              1.00%
Ratio of net investment income to average net assets*                                                                       8.36
Portfolio turnover rate**                                                                                                   313%
------------------------------------------------------------------------------------------------------------------------------------
(1) The ratio was 6.82% before voluntary waiver of certain fees incurred by the Portfolio.
**Total return not annualized for periods less than one year.
**Annualized.


                       This page intentionally left blank.

                               JANUS ASPEN SERIES

                           PART C - OTHER INFORMATION

ITEM 24.  Financial Statements and Exhibits

     List  all  financial   statements   and  exhibits  filed  as  part  of  the
     Registration Statement.

     (a)(1)    Financial Statements Included in the Prospectus:


               Financial Highlights for each of the following Portfolios:

               High-Yield Portfolio


     (a)(2)    Financial  Statements  included in the  Statement  of  Additional
               Information:


               The Financial Statements for each of the following Portfolios are included in the Statement of Additional Information dated August 31, 1996:

               High-Yield Portfolio


         (b)   Exhibits:

               Exhibit 1      (a)       Trust  Instrument dated May 19, 1993, is
                                        incorporated   herein  by  reference  to
                                        Registrant's  Registration  Statement on
                                        Form N-1A filed with the Securities and Exchange Commission on May 20, 1993.

                              (b) Amendments to Trust Instrument are incorporated herein by reference to
                                        Exhibit 1(b) to Post-Effective Amendment
                                        No. 7.

               Exhibit 2      (a)       Restated Bylaws are incorporated  herein
                                        by   reference   to   Exhibit   2(a)  to
                                        Post-Effective Amendment No. 7.

                              (b) First Amendment to the Bylaws is incorporated herein by reference to
                                        Exhibit 2(b) to Post-Effective Amendment
                                        No. 7.

               Exhibit 3                Not Applicable

               Exhibit 4                Not Applicable

               Exhibit 5      (a)       Form of Investment Advisory Agreement is
                                        incorporated   herein  by  reference  to
                                        Registrant's  Registration  Statement on
                                        Form N-1A filed with the Securities and Exchange Commission on May 20, 1993.

                              (b) Form of Investment Advisory Agreement for International Growth Portfolio is incorporated herein by reference to
                                        Exhibit 5(b) to Post-Effective Amendment
                                        No. 1.

                              (c) Form of Investment Advisory Agreement for Money Market Portfolio is
                                        incorporated   herein  by  reference  to
                                        Exhibit 5(c) to Post-Effective Amendment
                                        No. 5.

                              (d) Form of Investment Advisory Agreement for High-Yield Portfolio is incorporated herein by reference to Exhibit 5(d) to Post-Effective Amendment No. 7.

                  Exhibit 6             Not Applicable

                  Exhibit 7             Not Applicable

                  Exhibit 8   (a)       Form of Custody  Agreement between Janus
                                        Aspen  Series  and  Investors  Fiduciary
                                        Trust Company is incorporated  herein by
                                        reference    to    Exhibit    8(a)    to
                                        Pre-Effective Amendment No. 2.

                              (b) Form of Custodian Contract between Janus Aspen Series and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 8(b) to Pre-Effective Amendment No. 2.

                              (c) Letter Agreement dated April 4, 1994 regarding State Street Custodian Agreement is incorporated herein by
                                        reference    to    Exhibit    8(c)    to
                                        Post-Effective Amendment No. 4.

                              (d) Form of Custodian Agreement between Janus Aspen Series and United Missouri Bank, N.A. is incorporated herein by reference to Exhibit 8(d) to Post-Effective Amendment No. 5.

                              (e) Amendment dated October 11, 1995 of State Street Custodian Contract is incorporated herein by reference to
                                        Exhibit 8(e) to Post-Effective Amendment
                                        No. 7.


                              (f) Letter Agreement dated September 10, 1996 regarding State Street Custodian as filed herein as Exhibit 8(f).

                              (g) Form of Subcustodian Contract between United Missouri Bank, N.A. and State Street Bank and Trust Company as filed herein as Exhibit 8(g).


                  Exhibit 9   (a)       Transfer  Agency  Agreement  with  Janus
                                        Service   Corporation  is   incorporated
                                        herein  by  reference  to   Registrant's
                                        Registration   Statement  on  Form  N-1A
                                        filed with the  Securities  and Exchange
                                        Commission on May 20, 1993.

                              (b) Form of Model Participation Agreement is incorporated herein by reference to
                                        Exhibit 9(b) to Pre-Effective  Amendment
                                        No. 2.

                  Exhibit 10  (a)       Opinion and Consent of Fund Counsel with
                                        respect  to shares of Growth  Portfolio,
                                        Aggressive Growth  Portfolio,  Worldwide
                                        Growth  Portfolio,  Balanced  Portfolio,
                                        Flexible Income Portfolio and Short-Term
                                        Bond Portfolio is incorporated herein by
                                        reference   to   Exhibit   10  to   Pre-
                                        Effective Amendment No. 2.

                               (b) Opinion and Consent of Fund Counsel with respect to shares of International Growth Portfolio is incorporated herein by reference to Exhibit 10(b) to Post-Effective Amendment No. 1.

                              (c) Opinion and Consent of Fund Counsel with respect to shares of Money Market Portfolio is incorporated herein by
                                        reference    to    Exhibit    10(c)   to
                                        Post-Effective Amendment No. 5.

                              (d) Opinion and Consent of Fund Counsel with respect to High-Yield Portfolio is
                                        incorporated   herein  by  reference  to
                                        Exhibit    10(d)    to    Post-Effective
                                        Amendment No. 7.

                  Exhibit 11  Consent of Price Waterhouse LLP is filed herein as
                              Exhibit 11.

                  Exhibit 12  Not Applicable

                  Exhibit 13  Not Applicable

                  Exhibit 14  Not Applicable

                  Exhibit 15  Not Applicable

                  Exhibit 16 Computation of Current Yield and Effective Yield is incorporated herein by reference to Exhibit 16 to Post- Effective Amendment No. 6.

                  Exhibit 17  Powers  of  Attorney   dated  June  30,  1995,  is
                              incorporated herein by reference to Exhibit 17 to Post-Effective Amendment No. 6.

                  Exhibit 27 Financial Data Schedules for each of the following Portfolios are filed herein as Exhibit 27:




                              High-Yield Portfolio


ITEM 25.  Persons Controlled by or Under Common Control with Registrant

          None


ITEM 26.  Number of Holders of Securities

          The number of record holders of shares of the Registrant as of September 30, 1996, was as follows:

                                                            Number of
          Title of Class                                    Record Holders

          Growth Portfolio                                       9
          Aggressive Growth Portfolio                            8
          Worldwide Growth Portfolio                             9
          Balanced Portfolio                                     7
          Flexible Income Portfolio                              3
          Short-Term Bond Portfolio                              4
          International Growth Portfolio                         3
          Money Market Portfolio                                 2
          High-Yield Portfolio                                   2

          The number of record holders reflects the number of insurance companies investing in each Portfolio. Janus Capital Corporation is also included as a record holder for the International Growth Portfolio, Money Market Portfolio and High-Yield Portfolio.


ITEM 27.  Indemnification

Article IX of Janus Aspen Series' Trust Instrument provides for indemnification of certain persons acting on behalf of the Portfolios. In general, Trustees and officers will be indemnified against liability and against all expenses of litigation incurred by them in connection with any claim, action, suit or proceeding (or settlement of the same) in which they become involved by virtue of their office in connection with the Portfolios, unless their conduct is determined to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, or unless it has been determined that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Portfolios. A determination that a person covered by the indemnification provisions is entitled to indemnification may be made by the court or other body before which the proceeding is brought, or by either a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust nor parties to the proceeding or by an independent legal counsel in a written opinion. The Portfolios also may advance money for these expenses, provided that the Trustee or officer undertakes to repay the Portfolios if his conduct is later determined to preclude indemnification, and that either he provide security for the undertaking, the Trust be insured against losses resulting from lawful advances or a majority of a quorum of disinterested
Trustees, or independent counsel in a written opinion, determines that he ultimately will be found to be entitled to indemnification. The Trust also maintains a liability insurance policy covering its Trustees and officers.

ITEM 28.  Business and Other Connections Of Investment Adviser

The only business of Janus Capital Corporation is to serve as the investment adviser of the Registrant and as investment adviser or subadviser to several other mutual funds, and for individual, charitable, corporate, private and retirement accounts. Business backgrounds of the principal executive officers and directors of the adviser that also hold positions with the Registrant are included under "Officers and Trustees" in the currently effective Statements of Additional Information of the Registrant. The remaining principal executive officers of the investment adviser and their positions with the adviser and affiliated entities are: Mark B. Whiston, Vice President and Chief Marketing Officer of Janus Capital Corporation, Director and President of Janus Capital International Ltd.; Marjorie G. Hurd, Vice President of Janus Capital Corporation, Director and President of Janus Service Corporation; and Stephen L. Stieneker, Assistant General Counsel, Chief Compliance Officer and Vice President of Compliance of Janus Capital Corporation. Mr. Michael E. Herman, a director of Janus Capital Corporation, is Chairman of the Finance Committee (1990 to present) of Ewing

Marion Kauffman  Foundation,  4900 Oak, Kansas City, Missouri 64112. Mr. Michael
N. Stolper, a director of Janus Capital Corporation, is President of Stolper & Company, Inc., 525 "B" Street, Suite 1080, San Diego, California 92101, an investment performance consultant. Mr. Thomas A. McDonnell, a director of Janus Capital Corporation, is President, Chief Executive Officer and a Director of DST Systems, Inc., 1055 Broadway, 9th Floor, Kansas City, Missouri 64105, provider of data processing and recordkeeping services for various mutual funds, and is Executive Vice President and a director of Kansas City Southern Industries, Inc., 114 W. 11th Street, Kansas City, Missouri 64105, a publicly traded holding company whose primary subsidiaries are engaged in transportation and financial services. Mr. Landon H. Rowland, a director of Janus Capital Corporation, is President and Chief Executive Officer of Kansas City Southern Industries, Inc.

ITEM 29.  Principal Underwriters

          Not applicable.

ITEM 30.  Location of Accounts and Records

The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by Janus Capital Corporation and Janus Service Corporation, both of which are located at 100 Fillmore Street, Denver, Colorado 80206-4923 and by State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts 02101 and United Missouri Bank, N.A., P.O. Box 419226, Kansas City, Missouri 64141.

ITEM 31.  Management Services

The Registrant has no management-related service contract which is not discussed in Part A or Part B of this form.

ITEM 32.  Undertakings

          (a)  Not applicable.


          (b)  Not applicable.


          (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Denver, and State of Colorado, on the 24th day of October, 1996.


                                        JANUS ASPEN SERIES



                                        By:  /s/ Thomas H. Bailey
                                             Thomas H. Bailey, President

Janus Aspen Series is organized under a Trust Instrument dated May 19, 1993. The obligations of the Registrant hereunder are not binding upon any of the Trustees, shareholders, nominees, officers, agents or employees of the Registrant personally, but bind only the trust property of the Registrant, as provided in the Trust Instrument. The execution of this Amendment to the Registration Statement has been authorized by the Trustees of the Registrant and this Amendment to the Registration Statement has been signed by an authorized officer of the Registrant, acting as such, and neither such authorization by such Trustees nor such execution by such officer shall be deemed to have been made by any of them personally, but shall bind only the trust property of the Registrant as provided in its Trust Instrument.

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                   Title                           Date


/s/ Thomas H. Bailey        President                       October 24, 1996
Thomas H. Bailey            (Principal Executive
                            Officer) and Trustee

/s/ Steven R. Goodbarn      Vice President and              October 24, 1996
Steven R. Goodbarn          Chief Financial Officer
                            (Principal Financial Officer)

/s/ Glenn P. O'Flaherty     Treasurer and Chief             October 24, 1996
Glenn P. O'Flaherty         Accounting Officer
                            (Principal Accounting Officer)

/s/ James P. Craig, III     Trustee                         October 24, 1996
James P. Craig, III


Gary O. Loo*                Trustee                         October 24, 1996
Gary O. Loo

Dennis B. Mullen*           Trustee                         October 24, 1996
Dennis B. Mullen

John W. Shepardson*         Trustee                         October 24, 1996
John W. Shepardson

William D. Stewart*         Trustee                         October 24, 1996
William D. Stewart

Martin H. Waldinger*        Trustee                         October 24, 1996
Martin H. Waldinger





/s/ Steven R. Goodbarn
*By Steven R. Goodbarn
    Attorney-in-Fact

                                INDEX OF EXHIBITS




          Exhibit Number             Exhibit Title


          Exhibit 8(f)               Letter Agreement to the Custodian Contract
          Exhibit 8(g)               Form of Subcustodian Contract
          Exhibit 11                 Consent of Price Waterhouse LLP
          Exhibit 27                 Financial Data Schedule